Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Increase in property, plant and equipment	€ 56,892	€ 147,672
Decrease in right-of-use assets	39,518
Just-Evotec Biologics EU SAS, Toulouse, France
Property, plant and equipment
Increase in property, plant and equipment	52,320
Borrowing costs capitalized	€ 2,624	€ 1,303
Capitalization rate	1.42%	1.73%